Fees Summary	Jul. 17, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus is a final prospectus for the related offering.
Net Fee	$ 0
Narrative - Max Aggregate Offering Price	$ 4,125,600.00
Final Prospectus	true